Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class A
Trading Symbol	LGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$117	1.06%
[1]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge International Growth Fund returned 21.30%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 23.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Fujikura, in the industrials sector, is a Japanese manufacturer of optical fiber cables and electrical components. The company dominates the market for optical cables critical to high-speed networking in data centers, a market where demand has accelerated to support artificial intelligence (AI) infrastructure projects. Results have reflected this demand with strong growth in earnings and margin expansion.

↑
Sony, in the consumer discretionary sector, is a Japanese diversified media, entertainment and technology company. Shares benefited from strength across multiple businesses, led by a PlayStation gaming console upgrade cycle, strong demand for its smartphone sensors and the ongoing success of its content generation efforts.

↑
Shopify, in the information technology sector, develops e-commerce enablement software for small and medium size businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence to enhance merchant productivity and platform efficiency, which has supported durable growth.

Top detractors from performance:
↓
Novo Nordisk, in the health care sector, is a Danish pharmaceutical maker with a leading position in diabetes and obesity treatments. The stock was pressured by U.S. government funding cuts, the risk of most-favored nation pricing on prescription drugs and turnover at the Food & Drug Administration as well as competition from lower priced GLP-1 compounders and a lack of uptick in prescriptions.

↓
Olympus, in the health care sector, is a Japanese maker of optical and medical devices. The company’s earnings outlook was clouded by increased spending and a slow recovery in China, one of its key end markets, as well as management turnover.

↓
LVMH Moet Hennessy Louis Vuitton, in the consumer discretionary sector, is a French luxury retailer. The shares were pressured by lower demand for fashion and leather goods, continued weakness among Chinese consumers, reduced tourism-related spending as well as currency headwinds from a strengthening euro.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	21.30	8.07	9.06
Class A (with sales charge)	14.63	6.80	8.41
MSCI All Country World ex-U.S. Index-NR	24.93	11.18	7.67
MSCI EAFE Index-NR	23.03	12.33	7.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,389,491,871
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 42,729,122
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$7,389,491,871
Total Number of Portfolio Holdings	67
Total Management Fee Paid	$42,729,122
Portfolio Turnover Rate	68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael Feldman, CFA will join the team of the Fund’s portfolio managers.
This is a summary of a certain change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class C
Trading Symbol	LMGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$198	1.80%
[3]
Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge International Growth Fund returned 20.42%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 23.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Fujikura, in the industrials sector, is a Japanese manufacturer of optical fiber cables and electrical components. The company dominates the market for optical cables critical to high-speed networking in data centers, a market where demand has accelerated to support artificial intelligence (AI) infrastructure projects. Results have reflected this demand with strong growth in earnings and margin expansion.

↑
Sony, in the consumer discretionary sector, is a Japanese diversified media, entertainment and technology company. Shares benefited from strength across multiple businesses, led by a PlayStation gaming console upgrade cycle, strong demand for its smartphone sensors and the ongoing success of its content generation efforts.

↑
Shopify, in the information technology sector, develops e-commerce enablement software for small and medium size businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence to enhance merchant productivity and platform efficiency, which has supported durable growth.

Top detractors from performance:
↓
Novo Nordisk, in the health care sector, is a Danish pharmaceutical maker with a leading position in diabetes and obesity treatments. The stock was pressured by U.S. government funding cuts, the risk of most-favored nation pricing on prescription drugs and turnover at the Food & Drug Administration as well as competition from lower priced GLP-1 compounders and a lack of uptick in prescriptions.

↓
Olympus, in the health care sector, is a Japanese maker of optical and medical devices. The company’s earnings outlook was clouded by increased spending and a slow recovery in China, one of its key end markets, as well as management turnover.

↓
LVMH Moet Hennessy Louis Vuitton, in the consumer discretionary sector, is a French luxury retailer. The shares were pressured by lower demand for fashion and leather goods, continued weakness among Chinese consumers, reduced tourism-related spending as well as currency headwinds from a strengthening euro.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	20.42	7.28	8.24
Class C (with sales charge)	19.42	7.28	8.24
MSCI All Country World ex-U.S. Index-NR	24.93	11.18	7.67
MSCI EAFE Index-NR	23.03	12.33	7.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,389,491,871
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 42,729,122
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$7,389,491,871
Total Number of Portfolio Holdings	67
Total Management Fee Paid	$42,729,122
Portfolio Turnover Rate	68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael Feldman, CFA will join the team of the Fund’s portfolio managers.
This is a summary of a certain change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class FI
Trading Symbol	LMGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$122	1.10%
[5]
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class FI shares of ClearBridge International Growth Fund returned 21.25%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 23.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Fujikura, in the industrials sector, is a Japanese manufacturer of optical fiber cables and electrical components. The company dominates the market for optical cables critical to high-speed networking in data centers, a market where demand has accelerated to support artificial intelligence (AI) infrastructure projects. Results have reflected this demand with strong growth in earnings and margin expansion.

↑
Sony, in the consumer discretionary sector, is a Japanese diversified media, entertainment and technology company. Shares benefited from strength across multiple businesses, led by a PlayStation gaming console upgrade cycle, strong demand for its smartphone sensors and the ongoing success of its content generation efforts.

↑
Shopify, in the information technology sector, develops e-commerce enablement software for small and medium size businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence to enhance merchant productivity and platform efficiency, which has supported durable growth.

Top detractors from performance:
↓
Novo Nordisk, in the health care sector, is a Danish pharmaceutical maker with a leading position in diabetes and obesity treatments. The stock was pressured by U.S. government funding cuts, the risk of most-favored nation pricing on prescription drugs and turnover at the Food & Drug Administration as well as competition from lower priced GLP-1 compounders and a lack of uptick in prescriptions.

↓
Olympus, in the health care sector, is a Japanese maker of optical and medical devices. The company’s earnings outlook was clouded by increased spending and a slow recovery in China, one of its key end markets, as well as management turnover.

↓
LVMH Moet Hennessy Louis Vuitton, in the consumer discretionary sector, is a French luxury retailer. The shares were pressured by lower demand for fashion and leather goods, continued weakness among Chinese consumers, reduced tourism-related spending as well as currency headwinds from a strengthening euro.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class FI	21.25	8.03	9.03
MSCI All Country World ex-U.S. Index-NR	24.93	11.18	7.67
MSCI EAFE Index-NR	23.03	12.33	7.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,389,491,871
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 42,729,122
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$7,389,491,871
Total Number of Portfolio Holdings	67
Total Management Fee Paid	$42,729,122
Portfolio Turnover Rate	68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael Feldman, CFA will join the team of the Fund’s portfolio managers.
This is a summary of a certain change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class R
Trading Symbol	LMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$155	1.40%
[7]
Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge International Growth Fund returned 20.89%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 23.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Fujikura, in the industrials sector, is a Japanese manufacturer of optical fiber cables and electrical components. The company dominates the market for optical cables critical to high-speed networking in data centers, a market where demand has accelerated to support artificial intelligence (AI) infrastructure projects. Results have reflected this demand with strong growth in earnings and margin expansion.

↑
Sony, in the consumer discretionary sector, is a Japanese diversified media, entertainment and technology company. Shares benefited from strength across multiple businesses, led by a PlayStation gaming console upgrade cycle, strong demand for its smartphone sensors and the ongoing success of its content generation efforts.

↑
Shopify, in the information technology sector, develops e-commerce enablement software for small and medium size businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence to enhance merchant productivity and platform efficiency, which has supported durable growth.

Top detractors from performance:
↓
Novo Nordisk, in the health care sector, is a Danish pharmaceutical maker with a leading position in diabetes and obesity treatments. The stock was pressured by U.S. government funding cuts, the risk of most-favored nation pricing on prescription drugs and turnover at the Food & Drug Administration as well as competition from lower priced GLP-1 compounders and a lack of uptick in prescriptions.

↓
Olympus, in the health care sector, is a Japanese maker of optical and medical devices. The company’s earnings outlook was clouded by increased spending and a slow recovery in China, one of its key end markets, as well as management turnover.

↓
LVMH Moet Hennessy Louis Vuitton, in the consumer discretionary sector, is a French luxury retailer. The shares were pressured by lower demand for fashion and leather goods, continued weakness among Chinese consumers, reduced tourism-related spending as well as currency headwinds from a strengthening euro.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	20.89	7.71	8.73
MSCI All Country World ex-U.S. Index-NR	24.93	11.18	7.67
MSCI EAFE Index-NR	23.03	12.33	7.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,389,491,871
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 42,729,122
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$7,389,491,871
Total Number of Portfolio Holdings	67
Total Management Fee Paid	$42,729,122
Portfolio Turnover Rate	68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael Feldman, CFA will join the team of the Fund’s portfolio managers.
This is a summary of a certain change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class I
Trading Symbol	LMGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$89	0.80%
[9]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge International Growth Fund returned 21.63%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 23.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Fujikura, in the industrials sector, is a Japanese manufacturer of optical fiber cables and electrical components. The company dominates the market for optical cables critical to high-speed networking in data centers, a market where demand has accelerated to support artificial intelligence (AI) infrastructure projects. Results have reflected this demand with strong growth in earnings and margin expansion.

↑
Sony, in the consumer discretionary sector, is a Japanese diversified media, entertainment and technology company. Shares benefited from strength across multiple businesses, led by a PlayStation gaming console upgrade cycle, strong demand for its smartphone sensors and the ongoing success of its content generation efforts.

↑
Shopify, in the information technology sector, develops e-commerce enablement software for small and medium size businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence to enhance merchant productivity and platform efficiency, which has supported durable growth.

Top detractors from performance:
↓
Novo Nordisk, in the health care sector, is a Danish pharmaceutical maker with a leading position in diabetes and obesity treatments. The stock was pressured by U.S. government funding cuts, the risk of most-favored nation pricing on prescription drugs and turnover at the Food & Drug Administration as well as competition from lower priced GLP-1 compounders and a lack of uptick in prescriptions.

↓
Olympus, in the health care sector, is a Japanese maker of optical and medical devices. The company’s earnings outlook was clouded by increased spending and a slow recovery in China, one of its key end markets, as well as management turnover.

↓
LVMH Moet Hennessy Louis Vuitton, in the consumer discretionary sector, is a French luxury retailer. The shares were pressured by lower demand for fashion and leather goods, continued weakness among Chinese consumers, reduced tourism-related spending as well as currency headwinds from a strengthening euro.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	21.63	8.37	9.35
MSCI All Country World ex-U.S. Index-NR	24.93	11.18	7.67
MSCI EAFE Index-NR	23.03	12.33	7.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,389,491,871
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 42,729,122
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$7,389,491,871
Total Number of Portfolio Holdings	67
Total Management Fee Paid	$42,729,122
Portfolio Turnover Rate	68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael Feldman, CFA will join the team of the Fund’s portfolio managers.
This is a summary of a certain change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class IS
Trading Symbol	LMGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$77	0.69%
[11]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge International Growth Fund returned 21.74%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 23.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Fujikura, in the industrials sector, is a Japanese manufacturer of optical fiber cables and electrical components. The company dominates the market for optical cables critical to high-speed networking in data centers, a market where demand has accelerated to support artificial intelligence (AI) infrastructure projects. Results have reflected this demand with strong growth in earnings and margin expansion.

↑
Sony, in the consumer discretionary sector, is a Japanese diversified media, entertainment and technology company. Shares benefited from strength across multiple businesses, led by a PlayStation gaming console upgrade cycle, strong demand for its smartphone sensors and the ongoing success of its content generation efforts.

↑
Shopify, in the information technology sector, develops e-commerce enablement software for small and medium size businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence to enhance merchant productivity and platform efficiency, which has supported durable growth.

Top detractors from performance:
↓
Novo Nordisk, in the health care sector, is a Danish pharmaceutical maker with a leading position in diabetes and obesity treatments. The stock was pressured by U.S. government funding cuts, the risk of most-favored nation pricing on prescription drugs and turnover at the Food & Drug Administration as well as competition from lower priced GLP-1 compounders and a lack of uptick in prescriptions.

↓
Olympus, in the health care sector, is a Japanese maker of optical and medical devices. The company’s earnings outlook was clouded by increased spending and a slow recovery in China, one of its key end markets, as well as management turnover.

↓
LVMH Moet Hennessy Louis Vuitton, in the consumer discretionary sector, is a French luxury retailer. The shares were pressured by lower demand for fashion and leather goods, continued weakness among Chinese consumers, reduced tourism-related spending as well as currency headwinds from a strengthening euro.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (9/17/2018)
Class IS	21.74	8.47	8.60
MSCI All Country World ex-U.S. Index-NR	24.93	11.18	7.96
MSCI EAFE Index-NR	23.03	12.33	8.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,389,491,871
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 42,729,122
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$7,389,491,871
Total Number of Portfolio Holdings	67
Total Management Fee Paid	$42,729,122
Portfolio Turnover Rate	68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael Feldman, CFA will join the team of the Fund’s portfolio managers.
This is a summary of a certain change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.